Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
The following table presents our goodwill and intangible assets as of December 31, 2022 and 2021:

	Year ended December 31,
(in thousands)	2022	2021
Goodwill	€181,927	€286,539
Intangible assets with indefinite lives	89,545	169,545
Intangible assets with definite lives, net	404	540
Total	€271,876	€456,624

Schedule of goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2021	€197,516	€85,148	€—	€282,664
Foreign exchange translation	26	11	—	37
Impairment charge	—	—	—	—
Disposals	2,525	1,313	—	3,838
Balance as of December 31, 2021	€200,067	€86,472	€—	€286,539

Balance as of January 1, 2022	€200,067	€86,472	€—	€286,539
Foreign exchange translation	26	4	—	30
Impairment charge	(104,642)	—	—	(104,642)
Balance as of December 31, 2022	€95,451	€86,476	€—	€181,927

Components of intangible assets with definite lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2022 and 2021:

	December 31, 2022			December 31, 2021
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Partner relationships	€34,220	€(34,220)	€—	€34,220	€(34,220)	€—
Technology	59,789	(59,789)	—	59,789	(59,789)	—
Non-compete agreement	10,800	(10,800)	—	10,800	(10,800)	—
Trademark/domain	675	(271)	404	675	(135)	540
Total	€105,484	€(105,080)	€404	€105,484	€(104,944)	€540